SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Summary of significant assumptions used to estimate the fair value of stock options

2025
Suboptimal exercise factor	2.80
Risk-free interest rate	4.68%
Volatility	51.75%
Dividend yield	4.60%
Life of option	8 years

Summary of the Group's share option activity under the option plans

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2025	28,019,660	2.80	—	—
Granted	888,210	2.80	—	—
Forfeited	(2,410,610)	2.80	—	—
Exercised	(1,911,860)	2.80	—	—
Adjusted for performance conditions	(179,370)	2.80	—	—
Share options outstanding at December 31, 2025	24,406,030	2.80	7.40	46
Share options vested or expected to vest at December 31, 2025	22,471,610	2.80	7.40	43
Share options exercisable at December 31, 2025	1,716,960	2.80	7.41	3

Summary of the Group's nonvested restricted stock activity

		Weighted Average
	Number of	Grant Date
	Restricted Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2025	127,537,010	2.78
Granted	7,619,230	3.09
Forfeited	(4,319,980)	2.93
Vested	(17,714,260)	2.40
Adjusted for performance conditions	215,790	3.22
Nonvested restricted stocks outstanding at December 31, 2025	113,337,790	2.86

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2023	2024	2025
Hotel operating costs	31	31	33
Selling and marketing expenses	6	6	7
General and administrative expenses	106	285	380
Total	143	322	420